N-2	Aug. 03, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001786108
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	TRINITY CAPITAL INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

%(1

)

Offering expenses (as a percentage of offering price)

%(2

)

Dividend reinvestment plan expenses

$

              (3

)

Total stockholder transaction expenses (as a percentage of offering price)

  %

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	Annual expenses (as percentage of net assets attributable to common stock): Operating expenses 9.75%(4) Interest payments on borrowed funds 9.86%(5) Total annual expenses 19.61%(6)
Interest Expenses on Borrowings [Percent]	9.86%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	9.75%	[2]
Total Annual Expenses [Percent]	19.61%	[3]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (none of which is subject to a capital gains incentive fee)	$209	$487	$690	$988

Expense Example, Year 01	$ 209
Expense Example, Years 1 to 3	487
Expense Example, Years 1 to 5	690
Expense Example, Years 1 to 10	$ 988
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The offering expenses shown assume that we issue $75.0 million of common stock in the offering at the August 2, 2023 closing price on Nasdaq of $15.00 per share and that the underwriters do not exercise their option to purchase any additional shares. Future expenses will depend on many factors, including our use of leverage, which may vary periodically depending on market conditions, our portfolio composition and our assessment of risks and returns. However, our total borrowings are limited so that we may not incur any additional leverage if doing so would cause our asset coverage ratio, as defined in the 1940 Act, to fall below 150%. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	The percentage reflects estimated offering expenses of approximately $150,000 based on the $75.0 million offered in this offering (assuming that the underwriters do not exercise their option to purchase additional shares).
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the end of our most recently completed fiscal quarter is located in “Part I, Item 1. Consolidated Financial Statements” of our most recent Quarterly Report on Form 10-Q and as of the end of our most recently completed fiscal year is located in “Part II, Item 8. Financial Statements and Supplementary Data” of our most recent Annual Report on Form 10-K, which are incorporated by reference herein. We had no senior securities outstanding as of December 31, 2019. The report of our independent registered public accounting firm, Ernst and Young LLP, on our financial statements as of and for the year ended December 31, 2020 and for the period August 12, 2019 (date of inception) to December 31, 2019 is included in our most recent Annual Report on Form 10-K (filed on March 4, 2021) and is incorporated by reference herein.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Before making an investment decision, you should carefully consider the risks described below, as well as those described under “Risk Factors” in Part II, Item 1A of our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023 and Part I, Item 1A of our Annual Report on Form 10-K for the year ended December 31, 2022, together with all of the other information appearing or incorporated by reference in this prospectus supplement and the accompanying prospectus, in light of your particular investment objectives and financial circumstances. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus supplement.

Risks Related to this Offering

Investing in our common stock may involve an above-average degree of risk.

The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our common stock may not be suitable for someone with lower risk tolerance.

We may not be able to pay distributions, our distributions may not grow over time and/or a portion of our distributions may be a return of capital.

We intend to pay distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to sustain a specified level of cash distributions or make periodic increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. If we declare a dividend, and if enough stockholders opt to receive cash distributions rather than participate in our distribution reinvestment plan, we may be forced to sell some of our investments in order to make cash dividend payments. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC could limit our ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable BDC regulations and such other factors as the Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders.

When we make distributions, we will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits. Distributions in excess of current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of an investor’s basis in our stock and, assuming that an investor holds our stock as a capital asset, thereafter as a capital gain.

We cannot assure you that a market for our common stock will develop or, if one develops, that the market will continue, which would adversely affect the liquidity and price of our common stock.

Our common stock began trading on the Nasdaq Global Select Market under the symbol “TRIN” on January 29, 2021. We cannot assure you that an active trading market will develop for our common stock or, if one develops, that the trading market can be sustained. In addition, we cannot predict the prices at which our common stock will trade. Shares of closed-end investment companies, including BDCs, frequently trade at a discount from their net asset value and our stock may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share of common stock may decline. We cannot predict whether our common stock will trade at, above or below net asset value. In addition, if our common stock trades below its net asset value, we will generally not be able to sell additional shares of our common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our independent directors for such issuance.

A stockholder’s interest in us will be diluted if additional shares of our common stock are issued in the future, which could reduce the overall value of an investment in us.

Our stockholders do not have preemptive rights to purchase any shares we issue in the future. Our charter authorizes us to issue up to 200 million shares of common stock. Pursuant to our charter, a majority of our entire Board may amend our charter to increase the number of shares of common stock we may issue without stockholder approval. If we raise additional funds by issuing shares or senior securities convertible into, or exchangeable for, shares, then the percentage ownership of our stockholders at that time will decrease and they will experience dilution, including upon the exercise of such convertible securities. Depending upon the terms and pricing of any future offerings and the value of our investments, stockholders’ may also experience dilution in the book value and fair value of their shares. Stockholders will experience dilution upon the conversion of some or all of our outstanding convertible notes into shares, and the existence of our outstanding convertible notes may encourage short selling by market participants because the conversion of our outstanding convertible notes could depress the market price for our shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our Board and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board, closely approximates the fair value of such securities (less any distributing commission or discount).

At our 2023 Annual Meeting of Stockholders, our stockholders voted to allow us to issue common stock at an offering price below net asset value per share for the period ending on the earlier of the one-year anniversary of the date of our 2023 Annual Meeting of Stockholders and the date of our 2024 Annual Meeting of Stockholders, which is expected to be held in June 2024. The proposal approved by our stockholders at our 2023 Annual Meeting of Stockholders did not specify a maximum discount below net asset value at which we are able to issue our common stock, although the number of shares sold in one or more offerings may not exceed 25% of our outstanding common stock as of the date of stockholder approval of this proposal.

If we were to issue or sell shares of our common stock at a price below our net asset value per share, such sales would result in an immediate dilution to our net asset value per share and pose a risk of dilution to our stockholders. In particular, stockholders who do not purchase additional shares at or below such discounted price in proportion to their current ownership will experience an immediate decrease in net asset value per share (as well as in the aggregate net asset value of their shares if they do not participate at all). These stockholders will also experience a disproportionately greater decrease in their participation in our earnings and assets and their voting power than the increase we experience in our assets, potential earning power and voting interests from such issuance or sale. In addition, such issuances or sales may adversely affect the price at which our common stock trades. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.

Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.

Any future public resale of any shares of our common stock by us, or the perception that such sales could occur, could adversely affect the prevailing market prices for our common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our common stock prevailing from time to time.

The market value of our common stock may fluctuate significantly.

The market value and liquidity, if any, of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•        changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        distributions that exceed our net investment income and net income as reported according to U.S. generally accepted accounting principles;

•        loss of RIC or BDC status;

•        distributions that exceed our net investment income and net income as reported according to U.S. generally accepted accounting principles;

•        changes in earnings or variations in operating results;

•        changes in accounting guidelines governing valuation of our investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

The information required by this item is contained in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 2, 2023, and our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, filed with the SEC on August 2, 2023, each of which are incorporated by reference herein.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

The following table sets forth:

•        the actual consolidated capitalization of the Company as of June 30, 2023; and

•        the consolidated capitalization of the Company on an as adjusted basis giving effect to the assumed sale of an aggregate of $            of our common stock by us in this offering at a public offering price of $            , after deducting the sales load (underwriting discounts and commissions) of approximately $            million and estimated offering expenses of approximately $150,000 payable by us, and giving effect to the use of such proceeds as described in this prospectus supplement.

You should read this table together with “Use of Proceeds” and our most recent balance sheet included in our Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023, which is incorporated by reference herein.

(dollars in thousands, except per share data)	June 30, 2023 (unaudited)	As Adjusted for this Offering
Assets
Investments at fair value	$1,148,018	$
Cash and cash equivalents	12,268
Interest receivable	12,117
Deferred credit facility costs	2,523
Other assets	14,157
Total Assets	$1,189,083	$
Liabilities
2025 Notes, net of $2,981 of unamortized deferred financing costs	179,519
August 2026 Notes, net of $1,814 of unamortized deferred financing costs	$123,186	$
December 2026 Notes, net of $1,288 of unamortized deferred financing costs	73,712
Convertible Notes, net of $1,563 of unamortized deferred financing costs	48,437
KeyBank Credit Facility	232,000
Distribution payable	19,432
Security deposits	14,986
Accounts payable, accrued expenses and other liabilities	15,816
Total Liabilities	$707,088	$
Net Assets
Common stock, par value $0.001 per share; 200,000,000 shares authorized; 36,664,864 and [ ] shares issued and outstanding as of June 30, 2023 and the date of this offering, respectively	37
Paid-in capital in excess of par	496,825
Distributable earnings/(accumulated deficit)	(14,867)
Total Net Assets	481,995
Total Liabilities and Net Assets	$1,189,083	$
Net Asset Value Per Share	$13.15	$

Risks Related to this Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to this Offering

Investing in our common stock may involve an above-average degree of risk.

The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our common stock may not be suitable for someone with lower risk tolerance.

We may not be able to pay distributions, our distributions may not grow over time and/or a portion of our distributions may be a return of capital.

We intend to pay distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to sustain a specified level of cash distributions or make periodic increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. If we declare a dividend, and if enough stockholders opt to receive cash distributions rather than participate in our distribution reinvestment plan, we may be forced to sell some of our investments in order to make cash dividend payments. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC could limit our ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable BDC regulations and such other factors as the Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders.

When we make distributions, we will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits. Distributions in excess of current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of an investor’s basis in our stock and, assuming that an investor holds our stock as a capital asset, thereafter as a capital gain.

We cannot assure you that a market for our common stock will develop or, if one develops, that the market will continue, which would adversely affect the liquidity and price of our common stock.

Our common stock began trading on the Nasdaq Global Select Market under the symbol “TRIN” on January 29, 2021. We cannot assure you that an active trading market will develop for our common stock or, if one develops, that the trading market can be sustained. In addition, we cannot predict the prices at which our common stock will trade. Shares of closed-end investment companies, including BDCs, frequently trade at a discount from their net asset value and our stock may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share of common stock may decline. We cannot predict whether our common stock will trade at, above or below net asset value. In addition, if our common stock trades below its net asset value, we will generally not be able to sell additional shares of our common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our independent directors for such issuance.

A stockholder’s interest in us will be diluted if additional shares of our common stock are issued in the future, which could reduce the overall value of an investment in us.

Our stockholders do not have preemptive rights to purchase any shares we issue in the future. Our charter authorizes us to issue up to 200 million shares of common stock. Pursuant to our charter, a majority of our entire Board may amend our charter to increase the number of shares of common stock we may issue without stockholder approval. If we raise additional funds by issuing shares or senior securities convertible into, or exchangeable for, shares, then the percentage ownership of our stockholders at that time will decrease and they will experience dilution, including upon the exercise of such convertible securities. Depending upon the terms and pricing of any future offerings and the value of our investments, stockholders’ may also experience dilution in the book value and fair value of their shares. Stockholders will experience dilution upon the conversion of some or all of our outstanding convertible notes into shares, and the existence of our outstanding convertible notes may encourage short selling by market participants because the conversion of our outstanding convertible notes could depress the market price for our shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our Board and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board, closely approximates the fair value of such securities (less any distributing commission or discount).

At our 2023 Annual Meeting of Stockholders, our stockholders voted to allow us to issue common stock at an offering price below net asset value per share for the period ending on the earlier of the one-year anniversary of the date of our 2023 Annual Meeting of Stockholders and the date of our 2024 Annual Meeting of Stockholders, which is expected to be held in June 2024. The proposal approved by our stockholders at our 2023 Annual Meeting of Stockholders did not specify a maximum discount below net asset value at which we are able to issue our common stock, although the number of shares sold in one or more offerings may not exceed 25% of our outstanding common stock as of the date of stockholder approval of this proposal.

If we were to issue or sell shares of our common stock at a price below our net asset value per share, such sales would result in an immediate dilution to our net asset value per share and pose a risk of dilution to our stockholders. In particular, stockholders who do not purchase additional shares at or below such discounted price in proportion to their current ownership will experience an immediate decrease in net asset value per share (as well as in the aggregate net asset value of their shares if they do not participate at all). These stockholders will also experience a disproportionately greater decrease in their participation in our earnings and assets and their voting power than the increase we experience in our assets, potential earning power and voting interests from such issuance or sale. In addition, such issuances or sales may adversely affect the price at which our common stock trades. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.

Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.

Any future public resale of any shares of our common stock by us, or the perception that such sales could occur, could adversely affect the prevailing market prices for our common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our common stock prevailing from time to time.

The market value of our common stock may fluctuate significantly.

The market value and liquidity, if any, of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•        changes in the value of our portfolio of investments and derivative instruments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as portfolio company defaults, among other reasons;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        distributions that exceed our net investment income and net income as reported according to U.S. generally accepted accounting principles;

•        loss of RIC or BDC status;

•        distributions that exceed our net investment income and net income as reported according to U.S. generally accepted accounting principles;

•        changes in earnings or variations in operating results;

•        changes in accounting guidelines governing valuation of our investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of key personnel;

•        general economic trends and other external factors; and

•        loss of a major funding source.

2025 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 179,519
August 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	123,186
December 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	73,712
Convertible Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 48,437

[1]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the KeyBank Credit Agreement, the 2025 Notes, the August 2026 Notes, the December 2026 Notes, and the Convertible Notes. The assumed weighted average interest rate on our total debt outstanding was 7.2% based on $232.0 million outstanding under the KeyBank Credit Agreement, $182.5 million in aggregate principal amount of the 2025 Notes outstanding, $125 million in aggregate principal amount of the August 2026 Notes outstanding, $75 million in aggregate principal amount of the December 2026 Notes outstanding, and $50 million in aggregate principal amount of the Convertible Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that it is in our best interest in doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[2]	Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended June 30, 2023. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead, we pay the operating costs associated with employing investment management professionals, including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any.
[3]	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.